ROPES & GRAY LLP
THREE EMBARCADERO CENTER
SAN FRANCISCO, CA 94111-4006
WWW.ROPESGRAY.COM

Edward Baer
T +1 415 315 6328
December 12, 2016	edward.baer@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust II
File Nos. 333-214911; 811-22870

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust II (the “Trust”) hereby certifies that the form of prospectus and statement of additional information for Stone Ridge Reinsurance Risk Premium Interval Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Registration Statement on Form N-2, which was filed by electronic transmission on December 5, 2016 pursuant to Rule 486(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (415) 315-6328.

Sincerely,

/s/ Edward Baer
Edward Baer